RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Jul. 31, 2022
Disclosure of information about key management personnel
	Years ended July 31,
	2022	2021	2020
Administrative fees	$12,125	$4,350	$42,600
Fees paid to the entity controlled by CFO	12,000	14,000	-
Equity-settled share-based compensation	$399,140	$-	-

Disclosure of information about transactions with HDSI parties
	Years ended July 31,
	2022	2021	2020
Service charges based on management service agreement	$52,923	$49,397	$77,603
Office lease	20,190	6,342	-
Reimbursement of third-party expenses	16,099	6,134	27,075
Total	$83,241	$61,873	$104,678

Disclosure of information about Payables due to related parties
	July 31, 2022	July 31, 2021
Balance payable to HDSI	$3,134	$9,024
Balance payable to UMS	98,636	15,786
Balance payable to the entity controlled by CFO	1,050	-
Balance payable to shareholders	-	557
Total amount due to related parties	$102,820	$25,367